INVENTORIES, NET	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES, NET	6. INVENTORIES, NET

	As of December 31,
	2018	2019
	RMB	RMB
Merchandise and packing materials	678,083	428,763
Less: inventory write-downs	(2,540)	(441)

Inventories, net	675,543	428,322